September 28, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AeroVironment, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of AeroVironment, Inc. (the “Company”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Registration Statement on Form S-1 (the “Registration Statement”).
     In connection with this Registration Statement, the Company has paid by wire transfer to the Commission a filing fee in the amount of $12,305.
     If you have any questions regarding this filing, please contact Craig M. Garner or the undersigned at (858) 523-5400.

Very truly yours,
/s/ MICHAEL SULLIVAN
Michael Sullivan

cc:	Craig M. Garner, Esq., Latham & Watkins LLP Stuart L. Hindle, AeroVironment, Inc.